Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.
Common Stock
The Company is authorized to issue 400,000,000 shares of Class A common stock and 50,000,000 shares of Class B common stock, both with a par value of $0.0001 per share.
In connection with the organization of the Company, in May 2017, a total of 8,625,000 shares of Class B common stock were sold to the Sponsors at a price of approximately $0.003 per share, or $25,000, after giving retroactive effect to the dividend of approximately 0.17 shares for each share of Class B common stock outstanding in October 2017, the dividend of one share for each share of Class B common stock outstanding effectuated by the Company in May 2019. On November 3, 2020, the Company effected an approximately 0.8571-for-1 reverse stock split with respect to its Class B common stock, resulting in the Sponsors holding an aggregate of 8,625,000 founder shares. All share and per share amounts have been retroactively restated to reflect the stock dividends and the reverse stock split. This number included an aggregate of 1,125,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised by the underwriters. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 1,125,000 founder shares are no longer subject to forfeiture.
The holders of the founder shares have agreed that the founder shares will not be transferred, assigned or sold until one year after the date of the consummation of an initial Business Combination or earlier if, subsequent to an initial Business Combination, (i) the last sales price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
The Class B common stock will automatically convert into Class A common stock on the first business day following the consummation of the Company’s initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities convertible or exercisable for shares of Class A common stock, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of an initial Business Combination, the ratio at which the Class B common stock will convert into Class A common stock will be adjusted so that the number of shares of Class A common stock issuable upon conversion of such Class B common stock will equal, in the aggregate, 20% of the sum of the shares of common stock outstanding upon the completion of the Initial Public Offering plus the number of shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (net of redemptions), excluding any shares of Class A common stock or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any Founders’ Warrants.
As of December 31, 2020, there was 1,585,015 shares of Class A common stock issued and outstanding, excluding 32,914,985 shares of Class A common stock subject to possible redemption. As of December 31, 2020 and 2019, there was 8,625,000 shares of Class B common stock issued and outstanding.